Intangible assets (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 136,434	$ 136,434